DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Athena Technology Solutions Holdings, LLC
Line of Credit Facility [Line Items]
DEBT
NOTE 5. DEBT
The Company had the following debt outstanding as of March 31, 2026 and December 31, 2025 (in thousands):

	March 31, 2026	December 31, 2025
Term Loans	$258,455	$259,135
Revolving Credit Facility	—	—
Less: unamortized debt issuance costs	(571)	(635)

Total debt	$257,884	$258,500

Credit Agreement
On March 18, 2020 the Company entered into a Credit Agreement (as amended by Amendment No. 1 to Credit Agreement, dated as of October 28, 2020, Amendment No. 2 to Credit Agreement, dated as of May 7, 2021, Amendment No. 3 to Credit Agreement, dated as of May 15, 2023, Amendment No. 4 to Credit Agreement, dated as of April 30, 2024 and Amendment No. 5 to Credit Agreement, dated as of September 15, 2025, the “Credit Agreement”) with a syndicate of lenders, Ankura Trust Company, LLC, as administrative agent and PNC Bank, National Association as revolving agent and collateral agent.
The Credit Agreement provides for a senior secured term loan facility (the “Term Loan”) in an original aggregate principal amount of $325.0 million. The Credit Agreement also provides for a super priority senior secured revolving credit facility in an aggregate principal amount of $25.0 million (the “Revolving Credit Facility” and, together with the Term Loan, the “Credit Facilities”). The Revolving Credit Facility includes a $5.0 million sublimit for the issuance of letters of credit. As of March 31, 2026, $24.5 million was available to be borrowed under the Revolving Credit Facility and the unused letters of credit are $4.5 million.
The Term Loans bear interest at a rate equal to (i) 5.00% plus the base rate equal to the highest of (w) the prime rate, (x) the Federal funds open rate plus 0.50% per annum and (y) a daily Term SOFR rate based on an interest period of one month plus 1.00% per annum or (ii) Term SOFR plus 6.00% per annum subject to a 1.00% Term SOFR floor. The Revolving Credit Facility bears interest at a rate that corresponds to the most recent first lien net leverage ratio calculation. As of March 31, 2026, the interest rate was 9.67% for the Term Loans and 9.75% for the Revolving Credit Facility. As of December 31, 2025, the interest rate was 9.92% for the Term Loans and 9.75% for the Revolving Credit Facility.
In addition to paying interest on loans outstanding under the Term Loan and the Revolving Credit Facility, the Company is required to pay a commitment fee of 0.50% per annum of unused commitments under the Revolving Credit Facility. The Company is also required to pay customary fronting, issuance, and administrative fees for the issuance of letters of credit.
The borrowings are guaranteed and secured by substantially all assets of the Company and its subsidiaries. The Company is required to comply with a maximum consolidated first lien net leverage ratio.
Term Loan principal payments of $0.7 million (0.25% of the aggregate amount borrowed) are due on the last business day of each quarter. A mandatory prepayment of principal may be due after the end of each fiscal year if the Company has Excess Cash Flow, as defined in the Credit Agreement. A mandatory prepayment of principal may be due upon the receipt of net proceeds from a casualty event or from certain nonordinary course dispositions in excess of $2.5 million individually or $5.0 million in the aggregate in any one fiscal year.

On September 15, 2025, the Company amended the Credit Agreement to (a) extend the maturity date of the Term Loans and the Revolving Credit Facility from March 18, 2026, to March 18, 2028 and (b) modify the financial covenant to a consolidated first lien net leverage ratio of 9.00x tested quarterly, starting with the quarter ended September 30, 2025.
As of March 31, 2026 and December 31, 2025, the Company was in compliance with the covenants in the Credit Agreement.
Future principal maturities of debt are due as follows (in thousands):

Year ending December 31, 2026	$2,040
Year ending December 31, 2027	2,720
March 18, 2028	253,695

Total debt maturities	$258,455

Loan Authorization Agreement
On October 9, 2025, a wholly owned subsidiary of the Company entered into a Loan Authorization Agreement with the Bank of Montreal from which the Company could from time to time request loans and letters of credit in an aggregate principal amount of $60.0 million. As of March 31, 2026 and December 31, 2025, $60.0 million was available to be borrowed under the Loan Authorization Agreement. Immediately following the closing of the IPO on April 20, 2026, the Loan Authorization Agreement was terminated effective April 21, 2026.

9.	Debt
The Company had the following debt outstanding as of December 31, 2025 and 2024:

(In thousands)	December 31,
	2025	2024
Term Loans	$259,135	$261,855
Revolving Credit Facility	—	—
Less: unamortized debt issuance costs	(635)	(1,438)

Total debt	$258,500	$260,417

Credit Agreement
On March 18, 2020 the Company entered into a Credit Agreement (as amended by Amendment No. 1 to Credit Agreement, dated as of October 28, 2020, Amendment No. 2 to Credit Agreement, dated as of May 7, 2021, Amendment No. 3 to Credit Agreement, dated as of May 15, 2023, Amendment No. 4 to Credit Agreement, dated as of April 30, 2024 and Amendment No. 5 to Credit Agreement, dated as of September 15, 2025, the “Credit Agreement”) with a syndicate of lenders, Ankura Trust Company, LLC, as administrative agent and PNC Bank, National Association as revolving agent and collateral agent.
The Credit Agreement provides for a senior secured term loan facility (the “Term Loan”) in an original aggregate principal amount of $325,000. The Credit Agreement also provides for a super priority senior secured revolving credit facility in an aggregate principal amount of $25,000 (the “Revolving Credit Facility” and, together with the Term Loan, the “Credit Facilities”). The Revolving Credit Facility includes a $5,000 sublimit for the issuance of letters of credit. As of December 31, 2025, $24,515 is available to be borrowed under the Revolving Credit Facility and the unused letters of credit are $4,515.
The Term Loans bear interest at a rate equal to (i) 5.00% plus the base rate equal to the highest of (w) the prime rate, (x) the Federal funds open rate plus 0.50% per annum and (y) a daily Term SOFR rate based on an interest period of one month plus 1.00% per annum or (ii) Term SOFR plus 6.00% per annum subject to a 1.00% Term SOFR floor. The Revolving Credit Facility bears interest at a rate that corresponds to the most recent first lien net leverage ratio calculation. As of December 31, 2025, the interest rate was 9.92% for the Term Loans and 9.75% for the Revolving Credi
t Facilit
y. As of December 31,
2024
, the interest rate was 10.57% for the Term Loans and 10.25% for the Revolving Credit Facility.
In addition to paying interest on loans outstanding under the Term Loan and the Revolving Credit Facility, the Company is required to pay a commitment fee of 0.50% per annum of unused commitments under the Revolving Credit Facility. The Company is also required to pay customary fronting, issuance, and administrative fees for the issuance of letters of credit.

The borrowings are guaranteed and secured by substantially all assets of the Company and its subsidiaries. The Company is required to comply with a maximum consolidated first lien net leverage ratio. As of December 31, 2025 and 2024, the Company was in compliance with the covenants in the Credit Agreement.
Term Loan principal payments of $680 (0.25% of the aggregate amount borrowed) are due on the last business day of each quarter. A mandatory prepayment of principal may be due after the end of each fiscal year if the Company has Excess Cash Flow, as defined in the Credit Agreement. A mandatory prepayment of principal may be due upon the receipt of net proceeds from a casualty event or from certain nonordinary course dispositions in excess of $2,500 individually or $5,000 in the aggregate in any one fiscal year.
On September 15, 2025, the Company amended the Credit Agreement to (a) extend the maturity date of the Term Loans and the Revolving Credit Facility from March 18, 2026, to March 18, 2028 and (b) modify the financial covenant to a consolidated first lien net leverage ratio of 9.00x tested quarterly starting with the quarter ended September 30, 2025.
Future principal maturities of debt are due as follows:

(In thousands)
Year ending December 31, 2026	$2,720
Year ending December 31, 2027	2,720
March 18, 2028	253,695

Total debt maturities	$259,135

Loan Authorization Agreement
On October 9, 2025, a wholly owned subsidiary of the Company entered into a Loan Authorization Agreement with the Bank of Montreal from which the Company may from time to time request loans and letters of credit in an aggregate principal amount of $60,000. The loans bear interest at a rate equal to the greater of (i) the prime rate minus 0.25% per annum and (ii) Term SOFR plus a credit spread adjustment of 0.15% and margin of 2.75% per annum, subject to a floor of 0.00%. The loans are payable on demand and the Company has 15 days to honor any demand for payment. Further, the availability of loans and letters of credit will automatically terminate on demand. The Company may make principal payments on the loans at any time and in any amount without premium or penalty. Interest on the loans is computed at a variable rate, which may change daily, and is payable quarterly. The loans are guaranteed by funds affiliated with Madison Dearborn Partners, LLC, the Company’s equity sponsor. During November and December 2025, the Company borrowed $20,000 under the Loan Authorization Agreement. Subsequently, during December 2025, the Company repaid the $20,000 previously borrowed under the Loan Authorization Agreement. As of December 31, 2025, $60,000 is available to be borrowed under the Loan Authorization Agreement.